Annual Total Returns (Diversified Value Portfolio - Investor Shares Annuity) (Diversified Value Portfolio, Diversified Value Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2012
Diversified Value Portfolio | Diversified Value Portfolio - Investor Shares
Annual Total Return
2012	16.50%
2011	3.92%
2010	9.33%
2009	26.92%
2008	(36.14%)
2007	3.93%
2006	18.88%
2005	7.61%
2004	20.46%
2003	31.12%